Employees (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Salaries and benefits expense
Salaries and other compensation awards including amortization and write-off of cash retention awards of $416 million, $185 million and $119 million (see below)					$ 2,258	$ 1,776	$ 1,618
Share-based Compensation			21	17	32	41	47
Severance costs					6	89	15
Social security costs					133	130	119
Retirement benefits — defined benefit plan expense			(2)	1	2	11	35
Retirement benefits — defined contribution plan expense					44	40	34
Total salaries benefit expense	529	500	1,097	1,006	2,475	2,087	1,868
Amortization and write-off of cash retention awards					$ 416	$ 185	$ 119